UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/07


                Date of Reporting Period:  Quarter ended 9/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT
  OR SHARES

                U.S. TREASURY--99.9%
                TREASURY SECURITIES--99.9%
  $ 103,291     U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/2027    $   104,728
    297,766     U.S. Treasury Inflation Protected Bond, 3.875%, 4/15/2029        378,077
    364,670     U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/2025        368,441
    216,664     U.S. Treasury Inflation Protected Note, 4.250%, 1/15/2010        226,947
    107,961     U.S. Treasury Inflation Protected Note, 3.875%, 1/15/2009        110,179
    236,739     U.S. Treasury Inflation Protected Note, 2.000%, 1/15/2014        233,523
    272,867     U.S. Treasury Inflation Protected Note, 2.000%, 1/15/2016        267,039
    115,851     U.S. Treasury Inflation Protected Note, 3.000%, 7/15/2012        120,612
    379,937   1 U.S. Treasury Inflation Protected Note, 1.875%, 7/15/2013        377,332
    247,394     U.S. Treasury Inflation Protected Note, 0.875%, 4/15/2010        239,190
    760,339     U.S. Treasury Inflation Protected Note, 1.875%, 7/15/2015        740,430
                   TOTAL U.S. TREASURY (IDENTIFIED COST $3,128,997)            3,166,498
                MUTUAL FUND-2.0%
     61,884   2 Government Obligations Fund, Institutional Shares, 4.88%3         61,884
                (AT NET ASSET VALUE)
                   TOTAL INVESTMENTS - 101.9%                                  3,228,382
                   (IDENTIFIED COST $3,190,881)4
                   OTHER ASSETS AND LIABILITIES -NET - (1.9)%                   (58,757)
                   TOTAL NET ASSETS -100%                                    $ 3,169,625

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2    Affiliated company.

3    7-Day net yield.

4 At September 30, 2007, the cost of investments for federal tax purposes was $3,190,881. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $37,501. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,220 and net unrealized depreciation from investment for those securities having an excess of cost over value of $719.


    At September 30, 2007, the Fund had the following outstanding futures contracts:
    DESCRIPTION                                 NUMBER OF   NOTIONAL     EXPIRATION DATE     UNREALIZED
                                                CONTRACES   VALUE                            APPRECIATION/
                                                                                             (DEPRECIATION)
    5 U.S. Treasury Notes 5 Year Long Futures
                                                   1        $107,031     December 2007       $ 746
    5 U.S. Treasury Notes 2 Year Long Futures      6        $1,242,281   December 2007       $ 6,635

    5 U.S. Treasury Bond Short Futures             2        $222,688     December 2007       $ (273)

    NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                         $ 7,108
  5 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities, including Treasury Inflation Protected Securities, furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.





FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    ADJUSTABLE RATE MORTGAGES--7.5%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--2.5%
  $   8,449,877     ARM, 5.771%, 1/1/2037                                                                            $     8,505,025
     19,943,392     ARM, 5.806%, 5/1/2037                                                                                 20,090,365
     13,874,940     ARM, 5.889%, 2/1/2037                                                                                 13,937,329
                       TOTAL                                                                                              42,532,719
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.0%
     16,738,886     ARM, 5.127%, 4/1/2036                                                                                 16,823,643
      1,785,286     ARM, 5.293%, 1/1/2037                                                                                  1,795,349
      3,387,456     ARM, 5.365%, 1/1/2037                                                                                  3,408,067
     10,377,033     ARM, 5.550%, 8/1/2036                                                                                 10,465,679
     13,063,993     ARM, 5.572%, 2/1/2047                                                                                 13,151,502
      5,295,892     ARM, 5.603%, 2/1/2037                                                                                  5,339,506
     14,831,159     ARM, 5.730%, 2/1/2037                                                                                 14,986,285
      9,403,685     ARM, 5.945%, 10/1/2036                                                                                 9,533,141
     12,088,550     ARM, 5.978%, 7/1/2036                                                                                 12,239,771
                       TOTAL                                                                                              87,742,943
                       TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $130,102,538)                                    130,275,662
                    COLLATERALIZED MORTGAGE OBLIGATIONS--23.0%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION-6.9%
     22,130,669     REMIC 3144 FB, 6.103%, 4/15/2036                                                                      22,032,721
     18,198,565     REMIC 3160 FD, 6.083%, 5/15/2036                                                                      18,044,934
     13,285,775     REMIC 3175 FE, 6.063%, 6/15/2036                                                                      13,169,565
     30,601,279     REMIC 3179 FP, 6.133%, 7/15/2036                                                                      30,614,848
      5,428,141     REMIC 3206 FE, 6.153%, 8/15/2036                                                                       5,405,739
     18,514,000     REMIC 3260 PF, 6.053%, 1/15/2037                                                                      18,490,941
     13,168,031     REMIC 3296 YF, 6.153%, 3/15/2037                                                                      12,965,224
                       TOTAL                                                                                             120,723,972
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.7%
      3,440,767     REMIC 2005-63 FC, 5.381%, 10/25/2031                                                                   3,400,867
      4,654,901     REMIC 2006-43 FL, 5.531%, 6/25/2036                                                                    4,645,520
     12,463,679     REMIC 2006-58 FP, 5.431%, 7/25/2036                                                                   12,383,846
     21,314,337     REMIC 2006-81 FB, 5.481%, 9/25/2036                                                                   21,215,747
     18,885,949     REMIC 2006-85 PF, 5.511%, 9/25/2036                                                                   18,807,948
     17,387,848     REMIC 2006-104 FY, 5.471%, 11/25/2036                                                                 17,263,005
     22,477,950     REMIC 2006-115 EF, 5.491%, 12/25/2036                                                                 22,341,439
                       TOTAL                                                                                             100,058,372
                    NON-AGENCY MORTGAGE--10.4%
     14,934,520     Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037                              14,765,759
     15,794,861     Citicorp Mortgage Securities, Inc. 2007-4, Class 2A1, 5.500%, 5/25/2022                               15,630,496
      7,602,954     Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035                                           7,357,307
     15,958,366     Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037                                          16,022,958
     15,841,293     Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 8/25/2037                                          16,012,814
     16,400,000     Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 9/25/2037                                          16,430,750
     10,211,967     Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037                       10,105,831
     14,877,179     Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037                               14,946,923
     14,989,103     Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037                                            15,048,268
     17,000,000     Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037                                           16,766,250
      7,522,176     Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.236%, 8/25/2035                        7,349,699
     15,376,909     Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035                              14,881,194
     15,815,106     Wells Fargo Mortgage Backed Securities Trust 2007-11, Class A96, 6.000%, 8/25/2037                    15,636,516
                       TOTAL                                                                                             180,954,765
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                         401,737,109
                       (IDENTIFIED COST $401,857,328)
                    MORTGAGE--BACKED SECURITIES--78.5%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--46.1%
     72,706,813   1 4.500%, 6/1/2019 - 3/1/2036                                                                           69,507,642
    230,680,538     5.000%, 7/1/2019 - 6/1/2036                                                                          221,594,927
    284,359,934   2 5.500%, 3/1/2021 - 10/1/2037                                                                         279,580,134
    174,221,328   2 6.000%, 5/1/2014 - 10/1/2037                                                                         175,234,163
     48,409,251   2 6.500%, 7/1/2014 - 10/1/2037                                                                          49,296,082
      6,709,582     7.000%, 12/1/2011 - 9/1/2037                                                                           6,939,872
        943,426     7.500%, 12/1/2022 - 7/1/2031                                                                           1,004,221
        821,327     8.000%, 11/1/2009 - 3/1/2031                                                                             861,375
         22,801     8.500%, 9/1/2025                                                                                          24,877
         44,562     9.000%, 5/1/2017                                                                                          47,985
          2,187     9.500%, 4/1/2021                                                                                           2,468
                       TOTAL                                                                                             804,093,746
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--29.7%
     19,571,735     4.500%, 12/1/2019 - 10/1/2035                                                                         18,576,125
     86,512,122   2 5.000%, 7/1/2034 - 10/1/2037                                                                          82,679,968
    206,095,410     5.500%, 2/1/2009 - 5/1/2036                                                                          202,321,847
    149,812,180   2 6.000%, 12/1/2013 - 10/1/2037                                                                        150,211,835
     32,986,690     6.500%, 2/1/2009 - 12/1/2036                                                                          33,661,761
     27,337,399   2 7.000%, 7/1/2010 - 10/1/2037                                                                          28,276,887
      1,370,445     7.500%, 6/1/2011 - 6/1/2033                                                                            1,442,135
        458,174     8.000%, 7/1/2023 - 3/1/2031                                                                              488,487
         21,609     9.000%, 11/1/2021 - 6/1/2025                                                                              23,409
                       TOTAL                                                                                             517,682,454
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--2.7%
     20,000,002     5.500%, 6/15/2037 - 7/15/2037                                                                         19,734,932
     20,516,817     6.000%, 10/15/2028 - 6/15/2037                                                                        20,659,627
      2,030,373     6.500%, 10/15/2028 - 2/15/2032                                                                         2,091,575
      1,782,701     7.000%, 11/15/2027 - 2/15/2032                                                                         1,856,845
        695,919     7.500%, 4/15/2029 - 1/15/2031                                                                            733,096
        997,529     8.000%, 2/15/2010 - 11/15/2030                                                                         1,051,168
        134,864     8.500%, 3/15/2022 - 11/15/2030                                                                           147,293
          2,185     9.500%, 10/15/2020                                                                                         2,486
        271,285     12.000%, 4/15/2015 - 6/15/2015                                                                           314,470
                       TOTAL                                                                                              46,591,492
                       TOTAL MORTGAGE--BACKED SECURITIES                                                               1,368,367,692
                       (IDENTIFIED COST $1,356,468,520)
                    REPURCHASE AGREEMENTS--7.0%
     54,264,000   3 Interest in $83,201,000 joint repurchase agreement 5.10%, dated 9/13/2007 under which Credit          54,264,000
                    Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $83,531,031 on 10/11/2007. The market value of the underlying securities at the end of the period was $85,697,253 (segregated pending settlement of dollar-
                    roll transactions).
     67,751,000     Interest in $1,600,000,000 joint repurchase agreement 5.10%, dated 9/28/2007 under which              67,751,000
                    Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $1,600,680,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $1,638,545,162.
                       TOTAL REPURCHASE AGREEMENTS  (AT COST)                                                            122,015,000
                       TOTAL INVESTMENTS-116.0%                                                                        2,022,395,463
                       (IDENTIFIED COST $2,010,443,386)4
                       OTHER ASSETS AND LIABILITIES-NET- (16.0)%                                                       (278,586,513)
                       TOTAL NET ASSETS-100%                                                                         $ 1,743,808,950

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2 All or a portion of these securities may be subject to dollar-roll transactions.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 At September 30, 2007, the cost of investments for federal tax purposes was $2,010,443,386. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $11,952,077. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,430,834 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,478,757.


     At September 30, 2007, the Fund had the following outstanding futures contracts:
    DESCRIPTION                              NUMBER OF       NOTIONAL VALUE EXPIRATION DATE   UNREALIZED
                                             CONNERS                                          APPRECIATION
    5U.S. Treasury Notes 2 Year Long Futures
                                             708             $146,589,188   December 2007       $373,592
    5U.S. Treasury Bond Short Futures        235             $26,165,781    December 2007      $  23,026
    NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                            $396,618
  5 Non-income producing security.

Note:          The categories of investments are shown as a percentage of total net assets at September 30, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit








HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
    OR SHARES
                      CORPORATE BONDS--97.0%
                      AEROSPACE / DEFENSE--2.7%
  $ 3,150,000         Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                        $   3,126,375
    2,825,000         DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                   2,803,812
    2,475,000     1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%,        2,499,750
                      4/1/2015
      975,000     1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A,             999,375
                      9.75%, 4/1/2017
    1,125,000         L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                           1,108,125
    4,575,000         L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013                                           4,517,812
    2,275,000         L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                  2,195,375
    1,625,000         L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015                       1,604,687
    3,275,000     1,2 TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014                                                     3,324,125
                         TOTAL                                                                                            22,179,436
                      AUTOMOTIVE--3.5%
    1,500,000         Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                  1,312,500
    3,950,000         Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                       3,120,500
    3,675,000         Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.11%, 1/13/2012                               3,475,639
    3,725,000         Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                       3,493,730
    1,125,000         Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                   1,140,280
    3,175,000         Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                           2,974,915
    8,725,000         General Motors Corp., Deb., 7.40%, 9/1/2025                                                          7,067,250
    1,850,000         General Motors Corp., Note, 8.375%, 7/15/2033                                                        1,630,312
    1,000,000         Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                          1,012,500
    3,375,000         United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                            3,442,500
                         TOTAL                                                                                            28,670,126
                      BUILDING MATERIALS--1.1%
      878,000         Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.36%, 6/15/2012                          871,415
      825,000         Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                       814,687
      725,000         Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                          732,250
    1,500,000         Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                              1,350,000
      925,000         Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                              573,500
    1,275,000         Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                1,112,437
    2,775,000     1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                             2,650,125
      950,000         Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                     952,375
                         TOTAL                                                                                             9,056,789
                      CHEMICALS--5.3%
    2,475,000         Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                           2,363,625
    3,950,000         Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                             3,999,375
    2,050,000         Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                           2,142,250
      771,000         Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                     799,912
    1,400,000         Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009                                                    1,454,250
    3,750,000         Equistar Chemicals LP, Sr. Unsecd. Note, 8.25%, 9/15/2016                                            4,246,875
    3,500,000         Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014                                         3,867,500
    2,450,000     1,2 Invista, Unit, 9.25%, 5/1/2012                                                                       2,584,750
    2,025,000         Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014                                         1,741,500
    1,969,000         Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                    2,092,062
      725,000     1,2 Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014                                                            764,875
    3,250,000     1,2 Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016                                                          3,481,562
    1,400,000         Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                                         1,225,000
      950,000         Nalco Co., Sr. Note, 7.75%, 11/15/2011                                                                 973,750
    3,050,000         Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                         3,217,750
    2,775,000     1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                            2,546,062
    3,275,000         Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017                                    3,209,500
      925,000         Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                             978,182
    1,100,000         Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                      1,194,880
                         TOTAL                                                                                            42,883,660
                      CONSTRUCTION MACHINERY--0.0%
    1,775,000     3,4 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                                                  0
                      CONSUMER PRODUCTS--4.4%
    3,525,000         AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                         3,154,875
      830,212         AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012                                    817,759
    2,106,000         American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                           2,106,000
    2,675,000         American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                 2,608,125
    2,475,000         Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                            2,394,562
    4,400,000         Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017                                                         4,279,000
    5,125,000         Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                            4,791,875
    5,000,000         Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                   5,112,500
    4,125,000         Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                  4,176,562
    3,375,000         True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                           1,873,125
    4,325,000         Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                     4,443,937
                         TOTAL                                                                                            35,758,320
                      ENERGY--4.1%
    3,250,000         Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016                                    3,176,875
    1,300,000         Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                       1,278,875
    3,750,000         Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                                 3,768,750
    1,325,000         Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                  1,368,062
    1,650,000         Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015                                     1,707,750
      850,000         Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017                                        879,750
    2,100,000         Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017                                                       2,094,750
    1,550,000     1,2 Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016                                      1,540,312
    2,900,000     1,2 Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019                                                         2,914,500
    1,575,000     1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015                                  1,547,437
    1,650,000     1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                   1,691,250
      700,000     1,2 Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014                                              675,500
    2,400,000     1,2 Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017                                            2,292,000
    2,800,000         Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                              2,642,710
    1,200,000         Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017                                      1,128,000
    2,025,000         Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015                                      1,994,625
    1,625,000         Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                              1,592,500
    1,150,000         Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                              1,173,000
                         TOTAL                                                                                            33,466,646
                      ENTERTAINMENT--1.2%
    1,750,000         AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014                                              1,675,625
    3,525,000         Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                   3,348,750
    1,850,000     1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 10.07%, 4/1/2012                                      1,785,250
    1,500,000         Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                 1,571,250
    1,700,000         Universal City Florida Holding Co., Floating Rate Note, 10.10625%, 5/1/2010                          1,725,500
                         TOTAL                                                                                            10,106,375
                      ENVIRONMENTAL--1.1%
    3,100,000         Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                  3,185,250
    3,850,000         Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017                                   3,888,500
    1,500,000         Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021                                              1,635,000
                         TOTAL                                                                                             8,708,750
                      FINANCIAL INSTITUTIONS--1.7%
    2,025,000         American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                1,938,937
    3,600,000         General Motors Acceptance Corp., 6.875%, 9/15/2011                                                   3,428,802
    6,350,000         General Motors Acceptance Corp., 8.00%, 11/1/2031                                                    6,246,254
    2,300,000         iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014                                  2,208,000
                         TOTAL                                                                                            13,821,993
                      FOOD & BEVERAGE--7.1%
    4,950,000         ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                            4,628,250
    2,250,000         Aramark Corp., Floating Rate Note - Sr. Note, 8.86%, 2/1/2015                                        2,283,750
    4,200,000     1,2 Aramark Corp., Sr. Note, 8.50%, 2/1/2015                                                             4,305,000
    4,125,000         B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                 4,104,375
    2,300,000         Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008                            2,311,500
    2,050,000     1,2 Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017                                               2,060,250
      775,000         Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                  778,875
    3,525,000         Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                           3,489,750
    4,625,000         Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                   4,416,875
    3,650,000         Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                     3,522,250
    3,325,000     1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                         2,876,125
    3,975,000         Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                3,994,875
    2,575,000         Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                 2,381,875
    4,075,000         Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017                                               4,176,875
    1,975,000     1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015                   1,891,062
    2,475,000     1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017            2,332,687
    4,300,000         Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                           4,063,500
    3,500,000         Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017                                                    3,605,000
                         TOTAL                                                                                            57,222,874
                      GAMING--5.5%
    3,150,000     1,2 Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%,           2,968,875
                      6/15/2015
    1,775,000         Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                              1,846,000
    2,425,000     1,2 Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015                                         2,437,125
    2,575,000         Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                2,124,375
    2,700,000         Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                               2,700,000
    6,225,000         MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                              5,765,906
    1,250,000         MGM Mirage, Sr. Note, 7.50%, 6/1/2016                                                                1,248,437
    4,000,000         MGM Mirage, Sr. Note, 8.50%, 9/15/2010                                                               4,200,000
    3,025,000         MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                 3,123,312
      800,000         MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012                                       796,000
    1,725,000         Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                     1,768,125
    3,050,000         Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                           3,126,250
    2,350,000     1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                               2,385,250
    2,950,000     1,2 Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015                                           2,994,250
      525,000         Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                      522,375
    2,000,000     1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                  1,995,000
    4,275,000         Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                 4,210,875
                         TOTAL                                                                                            44,212,155
                      HEALTH CARE--8.5%
    1,850,000         AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                 1,970,250
    2,375,000         Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                         2,208,750
    2,000,000     1,2 Advanced Medical Optics, Inc., Company Guarantee, 7.50%, 5/1/2017                                    1,850,000
    3,550,000         Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                        3,390,250
    2,775,000         CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                    2,927,625
    2,500,000         Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                               2,422,632
    2,350,000         HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                1,903,500
    7,900,000     1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016                                            8,413,500
    8,125,000     1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016                                           8,693,750
    3,825,000         National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                      4,054,500
    3,750,000         Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                    3,487,500
      850,000     1,2 Psychiatric Solutions, Inc., Sr. Sub. Deb., 7.75%, 7/15/2015                                           864,875
    1,925,000         Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                         1,958,687
    2,625,000     1,2 United Surgical Partners International, Inc., 9.25%, 5/1/2017                                        2,638,125
      500,000     1,2 United Surgical Partners International, Inc., Sr. Sub. Note, 8.875%, 5/1/2017                          507,500
    2,075,000     1,2 Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.759375%, 6/1/2015        2,075,000
      525,000     1,2 Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015                                     522,375
    3,425,000         Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                         3,339,375
    3,400,000     1,2 Varietal Distribution, Unsecd. Note, Series 144A, 10.25%, 7/15/2015                                  3,298,000
    1,525,000         Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                          1,509,750
    4,850,000         Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                       4,862,125
    2,275,000         Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                         2,331,875
    3,625,000     1,2 Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017                                          3,389,375
                         TOTAL                                                                                            68,619,319
                      INDUSTRIAL - OTHER--6.7%
    4,350,000         ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                   4,197,750
    2,500,000         American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                         2,487,500
    3,125,000     1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                   3,082,031
    3,200,000         Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017                                                     3,360,000
    1,950,000     1,2 Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017                                                    1,940,250
      700,000         Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                   736,750
      750,000     1,2 ESCO Corp., Floating Rate Note - Sr. Note, 9.56938%, 12/15/2013                                        727,500
    1,350,000     1,2 ESCO Corp., Sr. Note, 8.625%, 12/15/2013                                                             1,336,500
    4,625,000         Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                            4,810,000
    1,850,000     1,2 General Cable Corp., Floating Rate Note - Sr. Note, 7.735%, 4/1/2015                                 1,803,750
    2,225,000     1,2 General Cable Corp., Sr. Note, 7.125%, 4/1/2017                                                      2,191,625
    2,025,000         Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                               2,060,438
    2,350,000         Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                             2,332,375
    4,975,000     1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                             4,850,625
      775,000     1,2 Mueller Water Products, Inc., Sr. Sub. Note, 7.375%, 6/1/2017                                          724,625
    3,300,000         Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                 3,407,250
    1,900,000     1,2 Rental Service Corp., Sr. Note, 9.50%, 12/1/2014                                                     1,824,000
    3,319,030         Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                 3,551,362
    1,725,000         Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                     1,681,875
    2,425,000         Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                    2,449,250
    1,675,000         Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                  1,356,750
    1,575,000         Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                        1,563,187
    1,700,000         Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                            1,704,250
                         TOTAL                                                                                            54,179,643
                      LODGING--1.0%
    1,000,000         Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014                                                1,002,500
    1,150,000         Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                    1,144,250
    3,125,000         Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                                    3,164,063
    2,650,000         Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                             2,624,189
                         TOTAL                                                                                             7,935,002
                      MEDIA - CABLE--1.6%
      625,000         Charter Communications Holdings II, Company Guarantee, 10.25%, 10/1/2013                               654,688
    6,600,000         Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                      6,781,500
    3,650,000         Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014                                         3,923,750
    1,950,000         Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                         1,842,750
                         TOTAL                                                                                            13,202,688
                      MEDIA - NON-CABLE--9.8%
    3,269,068         Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                           3,383,485
      900,000         Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                  922,500
    3,200,000         CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                       3,453,088
    1,000,000         CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                       1,045,630
    1,450,000         DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                    1,382,937
    2,974,000         DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                    3,104,112
    4,725,000         Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                      4,760,437
    4,050,000         Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016                                                   4,060,125
    5,550,000         Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                   5,973,188
    4,125,000     1,2 Intelsat Bermuda Ltd., Sr. Note, 8.886%, 1/15/2015                                                   4,186,875
    4,675,000         Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                            3,868,563
    1,775,000         Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                    1,819,375
    1,475,000         Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                  1,430,750
      600,000         Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                    582,000
    1,825,000         Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                                    1,843,250
    1,775,000     1,2 Local TV Finance LLC/Local TV Finance Corp., Sr. Unsecd. Note, 9.25%, 6/15/2015                      1,677,375
    2,625,000     1,2 Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014                                              2,716,875
    1,375,000         Quebecor Media, Inc., Sr. Note, 7.75%, 3/15/2016                                                     1,318,281
    2,450,000         Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                  2,348,938
    1,900,000         R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                                     2,028,250
    2,600,000         R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                    2,470,000
    1,850,000         R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017                                                     1,887,000
    2,700,000         R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016                                          2,764,125
    5,264,000         R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                       5,625,900
    1,183,000     1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                      1,304,258
    2,875,000     1,2 Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017                                    2,601,875
    3,550,000         Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                        3,674,250
    2,075,000     1,2 Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015                                         2,033,500
    4,775,000     1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                   4,798,875
                         TOTAL                                                                                            79,065,817
                      METALS & MINING--1.2%
    1,825,000     1,2 Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014                                              1,697,250
    2,325,000     1,2 Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016                                        2,069,250
    3,350,000         Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017                                     3,668,250
    2,025,000         Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015                                                   1,964,250
    2,000,000       3 Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009                              0
                         TOTAL                                                                                             9,399,000
                      PACKAGING--2.4%
    3,925,000         Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                              3,866,125
    1,075,000         Ball Corp., Sr. Note, 6.875%, 12/15/2012                                                             1,093,813
    3,250,000         Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                              3,339,375
    5,625,000         Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                      5,835,938
    1,475,000         Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                            1,534,000
    2,600,000         Owens-Brockway Glass Container, Inc., Sr. Note, 6.75%, 12/1/2014                                     2,577,250
    1,225,000     1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                      1,274,000
      520,679     1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                        24,160
                         TOTAL                                                                                            19,544,661
                      PAPER--1.0%
    4,050,000         Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                               4,181,625
    3,800,000         NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                       4,094,500
                         TOTAL                                                                                             8,276,125
                      RESTAURANTS--0.5%
    2,500,000         Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                   2,537,500
    1,750,000     1,2 Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note,         1,717,188
                      8.19438%, 3/15/2014
                         TOTAL                                                                                             4,254,688
                      RETAILERS--3.4%
      575,000         AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014                                                  552,000
    2,200,000         AutoNation, Inc., Floating Rate Note - Sr. Note, 7.36%, 4/15/2013                                    2,112,000
    4,075,000     1,2 Claire's Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017                                               3,158,125
    4,275,000         Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                        4,371,188
    2,406,000         FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                           2,297,730
    3,225,000     1,2 General Nutrition Center, Floating Rate Note - Sr. Note, 10.00938%, 3/15/2014                        3,112,125
    3,500,000         NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                           3,176,250
    2,850,000         Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                            2,857,125
    4,000,000         The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017                                         3,800,000
    2,075,000         United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016                                            1,997,188
                         TOTAL                                                                                            27,433,731
                      SERVICES--0.8%
    4,550,000         West Corp., Company Guarantee, 11.00%, 10/15/2016                                                    4,800,250
    1,750,000         West Corp., Sr. Note, 9.50%, 10/15/2014                                                              1,815,625
                         TOTAL                                                                                             6,615,875
                      TECHNOLOGY--5.5%
    3,425,000         Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                             3,022,563
    1,175,000     1,2 CHR Intermediate Holding Corp., Floating Rate Note - Sr. Note, 12.87125%, 6/1/2013                   1,201,438
    3,175,000     1,2 Compucom System, Inc., 12.50%, 10/1/2015                                                             3,040,063
    2,050,000     1,2 Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014                                                   2,593,250
    1,550,000         Deluxe Corp., 5.125%, 10/1/2014                                                                      1,340,750
    2,000,000     1,2 Deluxe Corp., Sr. Unsecd. Note, 7.375%, 6/1/2015                                                     1,985,000
    2,775,000         Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014                                          2,691,750
    1,375,000         MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                         955,625
    3,200,000     1,2 Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015                                                 3,096,000
    3,125,000         SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                             3,234,375
    3,325,000         SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                            3,541,125
    3,000,000         Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                          2,947,500
    1,268,000         Smart Modular Technologies, Inc., Sr. Secd. Note, 10.86%, 4/1/2012                                   1,334,570
    3,700,000         SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                   3,866,500
    4,975,000         SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                              5,223,750
    2,900,000         Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                              3,046,134
    1,625,000         Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                      1,647,549
                         TOTAL                                                                                            44,767,942
                      TEXTILE--0.3%
    2,100,000         Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                     2,210,250
                      TOBACCO--0.5%
    3,825,000         Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                             4,091,220
                      TRANSPORTATION--1.7%
    1,025,000 3,4 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                                                 0
    3,775,000     1,2 CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014                                                           3,793,875
    1,900,000         Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                              1,966,500
    4,025,000         Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                         4,367,125
      950,000         Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                   950,000
    2,225,000         Stena AB, Sr. Note, 7.50%, 11/1/2013                                                                 2,247,250
    1,050,000     3,4 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006                                                    0
                         TOTAL                                                                                            13,324,750
                      UTILITY - ELECTRIC--4.7%
      950,000         CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                         960,640
    4,650,000     1,2 Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019                                                     4,469,813
    2,550,000     1,2 Edison Mission Energy, Sr. Note, 7.00%, 5/15/2017                                                    2,524,500
    5,475,000         Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                    5,694,000
      964,781     1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                      971,868
    4,050,000     1,2 Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017                                                        4,272,750
    2,300,000         NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                          2,311,500
    1,225,000         NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017                                                        1,228,063
    3,750,000         NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                         3,768,750
      350,000         Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                          361,749
      625,000         Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                               613,404
      875,000         Northwestern Corp., Note, 5.875%, 11/1/2014                                                            854,167
    3,600,000         PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                    3,876,034
    3,325,000         Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                      3,287,132
      850,000         TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                           874,137
    2,000,000         TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014                                                     1,622,840
                         TOTAL                                                                                            37,691,347
                      UTILITY - NATURAL GAS--5.0%
    2,050,000         AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                    2,003,875
    2,175,000         AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015                                             2,153,250
    1,300,000         El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                             1,326,512
    1,775,000         El Paso Corp., Sr. Note, 8.05%, 10/15/2030                                                           1,833,421
    4,175,000         Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                  3,903,625
    4,150,000         Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                              4,025,500
      725,000         Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                 699,587
    2,250,000         Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                              2,308,806
    1,657,000     1,2 Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013                                     1,743,993
    1,750,000         Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                      1,763,458
    1,975,000         Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                               1,898,469
    4,050,000         Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                      4,780,280
    1,100,000         Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                    1,192,144
    2,275,000         Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                         2,542,313
      250,000         Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016                                    252,500
    4,125,000         Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                         4,439,531
    3,425,000         Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                          3,741,813
                         TOTAL                                                                                            40,609,077
                      WIRELESS COMMUNICATIONS--2.5%
    1,400,000         Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.11%, 1/1/2013                           1,449,000
    2,275,000         Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                          2,417,188
      925,000     1,2 Digicel Ltd., Sr. Note, 8.875%, 1/15/2015                                                              871,813
    1,790,299     1,2 Digicel Ltd., Sr. Note, 9.125%, 1/15/2015                                                            1,669,454
    1,475,000     1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                              1,522,938
    1,250,000     1,2 MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                  1,281,250
    2,525,000     1,2 MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                  2,588,125
    3,200,000         Rogers Wireless, Inc., 6.375%, 3/1/2014                                                              3,236,438
    2,250,000         Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                              2,356,358
    2,725,000         US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                  2,925,617
                         TOTAL                                                                                            20,318,181
                      WIRELINE COMMUNICATIONS--2.2%
    2,750,000         Citizens Communications Co., 9.00%, 8/15/2031                                                        2,805,000
    9,950,000         Qwest Corp., Note, 8.875%, 3/15/2012                                                                10,907,688
    2,025,000         Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                     2,124,014
    1,750,000         Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                         1,874,688
                         TOTAL                                                                                            17,711,390
                         TOTAL CORPORATE BONDS (IDENTIFIED COST $784,774,449)                                            785,337,830
                      COMMON STOCKS & WARRANTS--0.5%
                      CHEMICALS--0.3%
          704       3 General Chemical Industrial Products, Inc.                                                           1,453,401
          407       3 General Chemical Industrial Products, Inc., Warrants                                                   760,707
          302       3 General Chemical Industrial Products, Inc., Warrants                                                   509,918
                         TOTAL                                                                                             2,724,026
                      CONSUMER PRODUCTS--0.0%
        1,003     1,3 Sleepmaster LLC                                                                                             10
                      INDUSTRIAL - OTHER--0.1%
      458,151     1,3 ACP Holdings Corp., Warrants                                                                           607,050
                      MEDIA - CABLE--0.1%
       29,925         Virgin Media, Inc.                                                                                     726,280
                      MEDIA - NON-CABLE--0.0%
        1,800       3 XM Satellite Radio, Inc., Warrants                                                                       5,400
       19,800       3 Ziff Davis Media, Inc., Warrants                                                                           198
                         TOTAL                                                                                                 5,598
                      METALS & MINING--0.0%
        2,000     1,3 Republic Technologies International, Inc., Warrants                                                          0
       57,533     1,3 Royal Oak Mines, Inc.                                                                                      892
                         TOTAL                                                                                                   892
                      OTHER--0.0%
          171     1,3 CVC Claims Litigation LLC                                                                                    0
                      PACKAGING--0.0%
            5     1,3 Pliant Corp.                                                                                                 0
       57,000     1,3 Russell Stanley Holdings, Inc.                                                                               0
                         TOTAL                                                                                                     0
                         TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $5,907,111)                                       4,063,856
                      PREFERRED STOCK--0.0%
                      MEDIA - NON-CABLE--0.0%
          108       3 Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)                                        1,620
                      MUTUAL FUND--0.9%
    7,194,488     5,6 Prime Value Obligations Fund, Institutional Shares, 5.27%                                            7,194,488
                      (AT NET ASSET VALUE)
                         TOTAL INVESTMENTS-98.4%                                                                         796,597,794
                         (IDENTIFIED COST $797,876,048)7
                         OTHER ASSETS AND LIABILITIES - NET-1.6%                                                          13,197,765
                         TOTAL NET ASSETS-100%                                                                         $ 809,795,559

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30,
     2007, these restricted securities amounted to $178,881,716, which represented 22.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2007, these liquid restricted securities amounted to $178,249,604, which represented 22.0% of total net assets.

3    Non-income producing security.

4    Principal amount and interest were not paid upon final maturity.

5    Affiliated company.

6    7-Day net yield.

7 At September 30, 2007, the cost of investments for federal tax purposes was $798,370,767. The net unrealized depreciation of investments for federal tax purposes was $1,772,973. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,883,446 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,656,419.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);
   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


   RESTRICTED SECURITIES
   Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2007, is as follows:

SECURITY                                                          ACQUISITION DATE      ACQUISITION COST
ACP Holdings Corp., Warrants                                      9/24/2003                           $0
CVC Claims Litigation LLC                                         5/20/1998                     $332,875
Pliant Corp.                                                      7/18/2006                           $0
Republic Technologies International, Inc., Warrants               8/06/1999                           $0
Royal Oak Mines, Inc.                                             7/31/98 - 2/24/1999             $6,392
Russell Stanley Holdings, Inc.                                    11/09/2001                          $0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008  2/5/1999 - 5/15/2005        $2,684,423
Sleepmaster LLC                                                   12/23/2004                          $0


The following acronym is used throughout this portfolio:

 PIK --Payment in Kind










ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 21, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ JOHN B. FISHER
            JOHN B. FISHER
            PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 21, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 21, 2007







                                      -1-